Commitments and contingencies - Allowance for Credit Losses on Unfunded Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Commitments and Contingencies [Roll Forward]
Balance at beginning of period	$ 31,139
Balance at end of period	170,389
Unfunded Commitments
Commitments and Contingencies [Roll Forward]
Balance at beginning of period	0
Impact of CECL adoption on provision for credit losses on unfunded commitments		$ 2,947
Increase in provision for credit losses from unfunded commitments acquired in business combination	10,499
Provision for credit losses on unfunded commitments	2,932
Balance at end of period	$ 16,378